Summary of Significant Accounting Policies (Schedule of Estimated Useful Lives of Plant, Property, and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives (years)	10 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives (years)	40 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives (years)	3 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives (years)	15 years
Office equipment, furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives (years)	3 years
Office equipment, furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives (years)	7 years
Computer software and hardware [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives (years)	3 years
Computer software and hardware [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives (years)	7 years